KIEWIT MUTUAL FUND

                              S CLASS SHARES

                                PROSPECTUS

                             February 28, 1997
                          As Revised July 1, 1997

	This prospectus describes the Kiewit Money Market Portfolio, Kiewit Government Money Market Portfolio, and Kiewit Short-Term Government Portfolio (collectively the "Portfolios" or "Feeder Portfolios" and individually a "Portfolio"), each a series of shares issued by Kiewit Mutual Fund (the "Fund"), 1000 Kiewit
Plaza, Omaha, NE 68131-3344, (800) 2KIEWIT. Each Portfolio is an open-end, diversified, management investment company which currently offers two separate classes of shares: K Class Shares and S Class Shares. Shares of each class represent equal, pro-rata interests in a Portfolio and accrue dividends in the same manner, except that S Class Shares bear distribution expenses payable by the Class as compensation for distribution of the S Class Shares. The securities offered in this Prospectus are S Class Shares subject to a distribution charge. Information concerning the Fund's K Class Shares may be obtained by calling the Fund at the telephone number stated above.

	The Fund issues six series of shares, each of which represents a separate class of the Fund's shares of beneficial interest, having its own investment objective and policies. The investment objective of the Kiewit Money Market Portfolio and Kiewit
Government Money Market Portfolio is to provide high current income while maintaining a stable share price. The investment objective of the Kiewit Short-Term Government Portfolio is to provide investors with as high a level of current income as is consistent with the maintenance of principal and liquidity.

	Unlike many other investment companies which directly acquire and manage their own portfolio of securities, each Portfolio seeks to achieve its investment objective by investing all of its investable assets in a corresponding series of shares of Kiewit Investment Trust (the "Trust"), an open-end, management investment company that issues series of shares (individually and collectively, the "Series") having the same investment objective, policies and limitations as each of the Portfolios. The investment experience of each Feeder Portfolio will correspond directly with the investment experience of its corresponding Series. Investors should carefully consider this investment approach. For additional information, see "Special Information About The Portfolios' Structure."

	This prospectus contains information about the Portfolios that prospective investors should know before investing and should be read carefully and retained for future reference. A Statement of Additional Information dated February 28, 1997, including the
Fund's most recent Annual Report to Shareholders, is incorporated herein by reference, has been filed with the Securities and Exchange Commission and is available upon request, without charge, by writing or calling the Fund at the above address or telephone number.

The shares of the Kiewit Money Market Portfolio and Kiewit
Government Money Market Portfolio are neither insured nor guaranteed by the U.S. Government. While such Portfolios will make every effort to maintain a stable net asset value of $1.00 per share, there is no assurance that the Portfolios will be able to do so.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE
SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION
PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.  ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                             	TABLE OF CONTENTS
                                                              	Page


HIGHLIGHTS	                                                      4

EXPENSE TABLE	                                                   7

FINANCIAL HIGHLIGHTS	                                            8

SPECIAL INFORMATION ABOUT THE PORTFOLIOS' STRUCTURE	             9

INVESTMENT OBJECTIVES AND POLICIES	                             10
	Kiewit Money Market Portfolio	                                 10
	Kiewit Government Money Market Portfolio	                      12
	Kiewit Short-Term Government Portfolio	                        13
	Other Investment Policies	                                     13

RISK FACTORS	                                                   15

MANAGEMENT OF THE FUND	                                         16

DISTRIBUTION PLAN	                                              18

DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES	               18

PURCHASE OF SHARES                                             	20

SHAREHOLDER ACCOUNTS	                                           21

VALUATION OF SHARES	                                            22

EXCHANGE OF SHARES	                                             23

REDEMPTION OF SHARES	                                           23

PERFORMANCE INFORMATION	                                        25

GENERAL INFORMATION	                                            25

APPENDIX - DESCRIPTION OF RATINGS	                              28



                                 	HIGHLIGHTS

The Fund

	The Fund is an open-end, diversified management investment company commonly known as a "mutual fund." The Fund was organized as a Delaware business trust on June 1, 1994. The Fund currently offers six series of shares: Kiewit Money Market Portfolio, Kiewit Government Money Market Portfolio, Kiewit Short-Term Government Portfolio, Kiewit Intermediate-Term Bond Portfolio, Kiewit Tax-Exempt Portfolio and Kiewit Equity Portfolio. Each Portfolio offers two classes of shares, K Class Shares and S Class Shares.

Investment Objectives

	The investment objective of the Portfolios described in this prospectus is to provide investors with:

Money Market			          High current income, while maintaining a
                         stable share price.  The Money Market
                         Portfolio will invest all of its assets
                         in the Money Market Series of the Trust, which in turn invests in short-term money market securities.

Government Money Market		High current income, while maintaining a
                         stable share price and a credit rating in the highest category for money market funds as determined by an independent rating agency.
                         The Government Money Market Portfolio will invest all of its assets in the Government Money Market Series of the Trust, which in turn invests in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

Short-Term Government		  High level of current income, consistent with
                         the maintenance of principal and liquidity.
                         The Short-Term Government Portfolio will invest all of its assets in the Short-Term Government
                         Series of the Trust, which in turn
                         invests in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.


Although the investment objective of each Portfolio is not fundamental and may be changed by the Board of Trustees without shareholder approval, the Fund intends to notify shareholders before making any material change. Due to the inherent risks of investments, there can be no assurance that a Portfolio will achieve its objective. See "Investment Objectives And Policies."

How to Purchase Shares

	After you open an account, you may purchase S Class Shares by
(a) writing the Fund and enclosing your check as payment or (b) by calling the Fund at (800) 2KIEWIT to arrange for payment by wire transfer. You may open an account by mailing a completed application form to the Fund. The public offering price of the shares of each Portfolio is the net asset value per share next determined after acceptance of the purchase order and payment. The
S Class Shares may be purchased without a sales load or exchange fee, but are subject to a distribution fee under a Rule 12b-1 plan. See "Purchase Of Shares."

How to Redeem Shares

	You may redeem S Class Shares by mailing written instructions to the Fund or by calling the Fund at (800) 2KIEWIT (if you requested telephone redemption privileges on an application form). Shares will be redeemed at the net asset value per share next determined after acceptance of a redemption request. The Fund will promptly mail you a check, unless other arrangements have been made. See "Redemption Of Shares."

Dividend Reinvestment

	Each Portfolio intends to pay monthly dividends from its net investment income and will pay net capital gains, if any, annually.

	You may choose to receive dividends and capital gains distributions in cash or you may choose to automatically reinvest them in additional shares of the Portfolio. See "Dividends, Capital Gains Distributions And Taxes."

Investment Manager, Underwriter and Servicing Agents

	Kiewit Investment Management Corp. serves as the investment manager of each Series of the Trust and also provides the Portfolios with certain administrative services. Rodney Square Distributors, Inc. serves as the Portfolios' underwriter. Wilmington Trust Company serves as the custodian of the Portfolios' assets and Rodney Square Management Corporation serves as the Portfolios' administrator, transfer agent and accounting services agent. See "Management Of The Fund."

Risk Factors

	Each Portfolio, through its investment in a corresponding Series of the Trust, is subject to certain risks. Investors should consider a number of factors: (i) each Series of the Trust invests in securities that fluctuate in value, and there can be no assurance that the objective of any Portfolio will be achieved;
(ii) each Series of the Trust may invest in repurchase and reverse repurchase agreements, which involve the risk of loss if the counterparty defaults on its obligations under the agreement; and
(iii) each Series of the Trust has reserved the right to borrow amounts not exceeding 33% of its net assets. Additionally, the policy of the Portfolios to invest in the corresponding Series of the Trust also involves certain risks. See "Risk Factors."

Peter Kiewit Sons', Inc.

	An investment in the Fund is not a direct or indirect investment in the common stock of Peter Kiewit Sons', Inc. ("PKS"). Virtually all of PKS' common stock is owned by employees or former employees of PKS. The Fund is restricted from investing in the securities of PKS and its affiliates. PKS and its affiliates do not guarantee that an investment in the Fund will produce satisfactory results.

                           	EXPENSE TABLE

Shareholder Transaction Costs				                   None

Estimated Annual Portfolio Operating Expenses of S Class Shares
(as a percentage of average net assets)

                                        Government         Short-Term
                     Money Market       Money Market       Government
                     Portfolio           Portfolio          Portfolio

Management Fees
(after fee waiver)     .13%                .13%               .17%

12b-1 Fees*            .25%                .25%               .25%

Other Expenses
(after expenses
 assumed)              .07%                 .07%              .13%

Total Portfolio
Operating Expenses     .45%                 .45%              .55%



*Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by rules of the National Association of Securities Dealers, Inc.

	The information in the Expense Table has been restated to reflect changes in the amounts of management fees waived and Fund expenses assumed. The table summarizes the aggregate estimated annual operating expenses of both the Portfolios' S Class Shares and the Series of the Trust in which the Portfolios invest. (See "Management Of The Fund" for a description of Portfolio and Series expenses.) Through June 30, 1998, Kiewit Investment Management Corp. has agreed to waive all or a portion of its advisory fee and to assume certain expenses in order to limit annual operating expenses of the S Class Shares to not more than the following percentage of the average daily net assets of each Portfolio:
Kiewit Money Market Portfolio .45%; Kiewit Government Money Market Portfolio .45%; and Kiewit Short-Term Government Portfolio .55%. Without the waiver of fees by Kiewit Investment Management Corp., the total expenses of the Portfolios' S Class Shares for the fiscal year ended June 30, 1996, would have been: Kiewit Money Market Portfolio .52%. Kiewit Short-Term Government Portfolio .68%. Without the waiver of fees, the total expenses of the Kiewit Government Money Market Portfolio, on an annual basis, are estimated to be .52%.

	Prior to March 3, 1997, the Portfolios sought to achieve their investment objectives by acquiring and managing their own portfolios of securities rather than by investing all of their assets in the corresponding Series of the Trust. The above figures have been restated to reflect estimated aggregate annualized operating expenses of each Feeder Portfolio's S Class Shares and its corresponding Series as though the Feeder Portfolio's assets had been invested in the Series during the fiscal year ended June
30, 1996.

Example

	You would pay the following expenses on a $1,000 investment, assuming a 5% annual return and redemption at the end of each time period:


                                  1 Year   3 Years   5 Years   10 Years
Money Market Portfolio              5        14        25         57

Government Money Market
Portfolio                           5        14        n/a        n/a

Short-Term Government
Portfolio                           6        18        31         69


	The purpose of the above Expense Table and Example is to assist investors in understanding the various costs and expenses that an investor in the Portfolios' S Class Shares will bear directly or indirectly. The information set forth above relates only to the Portfolios' S Class Shares, which shares are subject to different total fees and expenses than K Class Shares.

	The Example should not be considered a representation of past or future expenses. Actual expenses may be greater or lesser than those shown. The above Example is based on actual expenses of the Money Market and Short-Term Government Portfolios for the most recent fiscal period and estimated expenses of the Government Money Market Portfolio.

	The Board of Trustees of the Fund has considered whether such expenses will be more or less than they would be if the Feeder Portfolios invest directly in the securities held by the Trust Series. The aggregate amount of expenses for a Feeder Portfolio and the corresponding Trust Series may be greater than if the Portfolio were to invest directly in the securities held by the corresponding Trust Series. However, the total expense ratios for the Feeder Portfolios and the Trust Series are expected to be less over time than such ratios would have been if the Portfolios had continued to invest directly in the underlying securities. This is because this arrangement enables various institutional investors, including the Feeder Portfolios, to pool their assets, which may be expected to result in economies by spreading certain fixed costs over a larger asset base. Each shareholder in a Trust Series, including a Feeder Portfolio, will pay its proportionate share of the expenses of that Trust Series.

                        	FINANCIAL HIGHLIGHTS

	Financial highlights for the Portfolios' S Class Shares are not provided because the Portfolios had not commenced selling S
Class Shares as of the date of this prospectus.


            SPECIAL INFORMATION ABOUT THE PORTFOLIOS' STRUCTURE

	Each of the Portfolios, unlike many other investment companies which directly acquire and manage their own portfolio of securities, seeks to achieve its investment objective by investing all of its investable assets in a corresponding Series of the Trust, an open-end, management investment company, registered under the Investment Company Act of 1940, that issues Series having the same investment objective as each of the Portfolios. The investment objectives of the Portfolios and their corresponding
Series may be changed without shareholder approval. Shareholders of a Feeder Portfolio will receive written notice at least 30 days prior to the effective date of any change in the investment objective of the Portfolio or its corresponding Trust Series.

	This prospectus describes the investment objective, policies and restrictions of the Portfolios and their corresponding Series. (See "Portfolio Characteristics And Policies - Kiewit Money Market Portfolio, Kiewit Government Money Market Portfolio, and Kiewit Short-Term Government Portfolio.") In addition, an investor should read "Management Of The Fund" for a description of the management and other expenses associated with the Feeder Portfolios' investment in the Trust. Other institutional investors, including other mutual funds, may invest in each Series, and the expenses of such other funds and, correspondingly, their returns may differ from those of the Portfolios. Please contact the Fund at 1000 Kiewit Plaza, Omaha, NE 08131-3344, 1-800-2KIEWIT for information about the availability of investing in a Series of the Trust other than through a Feeder Portfolio.

	The shares of the Trust Series will be offered to institutional investors for the purpose of increasing the funds available for investment, to reduce expenses as a percentage of total assets and to achieve other economies that might be available at higher asset levels. While investment in a Series by other institutional investors offers potential benefits to the Series and, through their investment in the Series, the Feeder Portfolios also, institutional investment in the Series also entails the risk that economies and expense reductions might not be achieved, and additional investment opportunities, such as increased diversification, might not be available if other institutions do not invest in the Series. Also, if an institutional investor were to redeem its interest in a Series, the remaining investors in that Series could experience higher pro rata operating expenses, thereby producing lower returns, and the Series' security holdings may become less diverse, resulting in increased risk. Institutional investors that have a greater pro rata ownership interest in a Series than the corresponding Feeder Portfolio could have effective voting control over the operation of the Series.

	Further, if a Series changes its investment objective in a manner which is inconsistent with the investment objective of a corresponding Feeder Portfolio and the Portfolio does not make a similar change in its investment objective, the Portfolio would be forced to withdraw its investment in the Series and either seek to invest its assets in another registered investment company with the same investment objective as the Portfolio, which might not be possible, or retain an investment advisor to manage the Portfolio's assets in accordance with its own investment objective, possibly at increased cost. A withdrawal by a Feeder Portfolio of its investment in the corresponding Series could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) to the Portfolio. Should such a distribution occur, the Portfolio could incur brokerage fees or other transaction costs in converting such securities to cash in order to pay redemptions. In addition, a distribution in kind to the Portfolio could result in a less diversified portfolio of investments and could affect adversely the liquidity of the Portfolio. Moreover, a distribution in kind may constitute a taxable exchange for federal income tax purposes resulting in gain or loss to the Feeder Portfolios. Any net capital gains so realized will be distributed to such a Portfolio's shareholders as described in "Dividends, Capital Gains Distributions And Taxes" below.

	Finally, the Feeder Portfolios' investment in the shares of a registered investment company such as the Trust is relatively new and results in certain operational and other complexities.
However, management believes that the benefits to be gained by shareholders outweigh the additional complexities and that the risks attendant to such investment are not inherently different from the risks of direct investment in securities of the type in which the Trust Series invest.


                   	INVESTMENT OBJECTIVES AND POLICIES

                     	Kiewit Money Market Portfolio

	The Kiewit Money Market Portfolio pursues its investment objective by investing all of its assets in the Money Market Series of the Trust (the "Money Market Series") which has the same investment objective and policies as the Portfolio. The investment objective of the Money Market Series is to provide high current income while maintaining a stable share price by investing in short-term money market securities. The Money Market Series invests in U.S. dollar-denominated money market instruments that mature in 13 months or less, maintains an average weighted maturity of 90 days or less and limits its investments to those investments which the Board of Trustees determines present minimal credit risks.

	The Money Market Series will invest in the following money market obligations issued by financial institutions, nonfinancial corporations, and the U.S. Government, state and municipal governments and their agencies or instrumentalities:

	(1) United States Treasury obligations including bills, notes, bonds and other debt obligations issued by the United States Treasury. These securities are backed by the full faith and credit of the U.S. Government.

	(2) Obligations of agencies and instrumentalities of the U.S. Government which are supported by the full faith and credit of the U.S. Government, such as securities of the Government National Mortgage Association, or which are supported by the right of the issuer to borrow from the U.S. Treasury, such as securities issued by the Federal Financing Bank; or which are supported by the credit of the agency or instrumentality itself, such as securities of Federal Farm Credit Banks.

	(3) Repurchase agreements that are fully collateralized by the securities listed in (1) and (2) above.

	(4) Commercial paper rated in the two highest categories of short-term debt ratings of any two Nationally Recognized
Statistical Ratings Organization ("NRSROs") (such as Moody's Investor Services, Inc. and Standard & Poor's Rating Services) or, if unrated, issued by a corporation having outstanding comparable obligations that are rated in the two highest categories of short-term debt ratings. See "Appendix - Description Of Ratings."

	(5) Corporate obligations having a remaining maturity of 397 calendar days or less, issued by corporations having outstanding comparable obligations that are (a) rated in the two highest categories of any two NRSROs or (b) rated no lower than the two highest long-term debt ratings categories by any NRSRO. See
"Appendix - Description Of Ratings."

	(6) Obligations of U.S. banks, such as certificates of deposit, time deposits and bankers' acceptances. The banks must have total assets exceeding $1 billion.

	(7) Short-term Eurodollar and Yankee obligations of banks having total assets exceeding one billion dollars. Eurodollar bank obligations are dollar-denominated certificates of deposit or time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks or by foreign banks; Yankee bank obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign banks.

	The Money Market Series will not invest more than 5% of its total assets in the securities of a single issuer. With respect to any security rated in the second highest rating category by an NRSRO, the Money Market Series will not invest more than (i) 1% of its total assets in such securities issued by a single issuer and
(ii) 5% of its total assets in such securities of all issuers. Up to 10% of the Money Market Series' net assets may be invested in "restricted" and other illiquid money market securities, which are not freely marketable under the Securities Act of 1933 (the "1933 Act").

	The Money Market Series may invest in repurchase agreements. A repurchase agreement is a means of investing monies for a short period. In a repurchase agreement, a seller--a U.S. commercial bank or recognized U.S. securities dealer--sells securities to the Money Market Series and agrees to repurchase the securities at the Money Market Series' cost plus interest within a specified period (normally one day). In these transactions, the securities purchased by the Money Market Series will have a total value equal to or in excess of the value of the repurchase agreement, and will be held by the Money Market Series' custodian bank until repurchased. Under the Investment Company Act of 1940 (the "1940 Act"), a repurchase agreement is deemed to be the loan of money by the Money Market Series to the seller, collateralized by the underlying securities.

	Eurodollar and Yankee obligations are subject to the same risks that pertain to domestic issues, notably credit risk, market risk and liquidity risk. Additionally, Eurodollar (and to a limited extent, Yankee) obligations are subject to certain sovereign risks. One such risk is the possibility that a foreign government might prevent dollar-denominated funds from flowing across its borders. Other risks include: adverse political and economic developments in a foreign country; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; and expropriation or nationalization of foreign issuers. However, Eurodollar and Yankee obligations will undergo the same credit analysis as domestic issues in which the Money Market Series invests, and foreign issuers will be required to meet the same tests of financial strength as the domestic issuers approved for the Money Market Series.

              	Kiewit Government Money Market Portfolio

	The Kiewit Government Money Market Portfolio pursues its investment objective by investing all of its assets in the Government Money Market Series of the Trust (the "Government Money Market Series"). The investment objective of the Government Money Market Series is to provide as high a level of current income as is consistent with maintaining a stable share price by investing in securities issued by the U.S. Government, its agencies or instrumentalities. The Series invests in U.S. dollar-denominated money market instruments that mature in 13 months or less and will maintain an average weighted maturity of 60 days or less.

	The Series will invest in the following money market obligations issued by the U.S. government, its agencies or instrumentalities:

 	(1) United States Treasury obligations including bills, notes, bonds and other debt obligations issued by the United States Treasury. These securities are backed by the full faith and credit of the United States government.

		(2) Obligations of agencies and instrumentalities of the U.S. Government which are supported by the full faith and credit of the U.S. Government, such as securities of the Government National
Mortgage Association, or which are supported by the right of the issuer to borrow from the U.S. Treasury, such as securities issued by the Federal Financing Bank; or which are supported by the credit of the agency or instrumentality itself, such as securities of Federal Farm Credit Banks.

		(3) Repurchase agreements that are fully collateralized by the securities listed in (1) and (2) above.

	The Series has a AAAm credit rating from Standard & Poor's Ratings Group. The AAAm credit rating indicates that the Series is composed exclusively of investments that are rated AAA and/or eligible short-term investments.

	The Series may invest in repurchase agreements. A repurchase agreement is a means of investing monies for a short period. In a repurchase agreement, a seller--a U.S. commercial bank or recognized U.S. securities dealer--sells securities to the Series and agrees to repurchase the securities at the Series' cost plus interest within a specified period (normally one day). In these transactions, the securities purchased by the Series will have a total value equal to or in excess of the value of the repurchase agreement, and will be held by the Series' custodian bank until repurchased. Under the 1940 Act, a repurchase agreement is deemed to be the loan of money by the Series to the seller, collateralized by the underlying securities.

                 	Kiewit Short-Term Government Portfolio

	The Kiewit Short-Term Government Portfolio pursues its investment objective by investing all of its assets in the Kiewit Short-Term Government Series of the Trust (the "Short-Term Government Series") which has the same investment objective and policies as the Portfolio. The investment objective of the Short-Term Government Series is to provide investors with as high a level of current income as is consistent with the maintenance of principal and liquidity. The Short-Term Government Series invests at least 65% of its assets in U.S. Treasury securities and U.S. Government agency securities. The Short-Term Government Series may also invest in repurchase agreements collateralized by U.S. Treasury or U.S. Government agency securities. In an effort to minimize fluctuations in market value, the Short-Term Government Series will maintain a dollar-weighted average maturity between one and three years.

	U.S. Government agency securities are debt obligations of agencies and instrumentalities of the U.S. Government which are supported by the full faith and credit of the U.S. Government, such as securities of the Government National Mortgage Association; or which are supported by the right of the issuer to borrow from the U.S. Treasury, such as securities issued by the Federal Financing Bank; or which are supported by the credit of the agency or instrumentality itself, such as securities of Federal Farm Credit Banks.

                      	Other Investment Policies

	Other Registered Investment Companies. Each Portfolio's corresponding Series reserves the right to invest in the shares of other registered investment companies. By investing in shares of investment companies, a Series would indirectly pay a portion of the operating expenses, management expenses and brokerage costs of such companies as well as the expense of operating the Series. Thus, the Series' investors may pay higher total operating expenses and other costs than they might pay by owning the underlying investment companies directly. The Manager will attempt to identify investment companies that have demonstrated superior management in the past, thus possibly offsetting these factors by producing better results and/or lower expenses than other investment companies with similar investment objectives and policies. There can be no assurance that this result will be achieved. However, the Manager will waive its advisory fee with respect to the assets of a Series invested in other investment companies, to the extent of the advisory fee charged by any investment adviser to such investment company. In addition, the 1940 Act limits investment by a Series in shares of other investment companies to no more than 10% of the value of the Series' total assets.

	Securities Loans. Each Series may lend securities to qualified brokers, dealers, banks and other financial institutions for the purpose of earning additional income. While a Series may earn additional income from lending securities, such activity is incidental to the investment objective of a Series. The value of securities loaned may not exceed 33 1/3% of the value of a Series' total assets. In connection with such loans, a Series will receive collateral consisting of cash or U.S. Government securities, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. In addition, the Series will be able to terminate the loan at any time, will retain the authority to vote the loaned securities and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. In the event of the bankruptcy of the borrower, the Fund could experience delay in recovering the loaned securities. Management believes that this risk can be controlled through careful monitoring procedures.

	Reverse Repurchase Agreements. A Series may enter into reverse repurchase agreements with banks and broker-dealers. Reverse repurchase agreements involve sales by a Series of its assets concurrently with an agreement by the Series to repurchase the same assets at a later date at a fixed price. A Series will establish a segregated account with its custodian bank in which it will maintain cash, U.S. government securities or other liquid securities equal in value to its obligations with respect to reverse repurchase agreements.

	Options. The Kiewit Short-Term Government Series may sell and/or purchase exchange-traded call options and purchase exchange-traded put options on its portfolio securities. Options will be used to generate income and to protect against price changes and will not be engaged in for speculative purposes. The aggregate value of option positions may not exceed 10% of each Series' net assets as of the time the Series enters into such options.

	A put option gives the purchaser of the option the right to sell, and the writer the obligation to buy, the underlying security at any time during the option period. A call option gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. There are risks associated with option transactions including the following: (i) the success of an options strategy may depend on the ability of the Manager to predict movements in the prices of the individual securities, fluctuations in markets and movements in interest rates; (ii) there may be an imperfect correlation between the changes in market value of the securities held by a Series and the prices of options; (iii) there may not be a liquid secondary market for options; and (iv) while a Series will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.


                            	RISK FACTORS

	Each Series has reserved the right to borrow amounts not exceeding 33% of its net assets for the purposes of making redemption payments. When advantageous opportunities to do so exist, a Series may also borrow amounts not exceeding 5% of the value of the Series' net assets for the purpose of purchasing securities. Such purchases can be considered to result in "leveraging," and in such circumstances, the net asset value of the Series may increase or decrease at a greater rate than would be the case if the Series had not leveraged. A Series would incur interest on the amount borrowed and if the appreciation and income produced by the investments purchased when the Series has borrowed are less than the cost of borrowing, the investment performance of the Series may be further reduced as a result of leveraging.

	In addition, each Series may invest in repurchase agreements and reverse repurchase agreements. The use of repurchase agreements involves certain risks. For example, if the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, a Series may incur a loss upon disposition of them.
If the seller of the agreement becomes insolvent and subject to liquidation or reorganization under the bankruptcy code or other laws, a bankruptcy court may determine that the underlying securities are collateral not within the control of the Series and therefore subject to sale by the trustee in bankruptcy. Finally, it is possible that a Series may not be able to substantiate its interest in the underlying securities. While the Fund's management acknowledges these risks, it is expected that they can be controlled through stringent security selection and careful monitoring. Reverse repurchase agreements involve the risk that the market value of the securities retained by the Series may decline below the price of the securities the Series has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or become insolvent, the Series' use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Series' obligation to repurchase the securities. Reverse repurchase agreements are considered borrowings by the Series and as such are subject to the investment limitations discussed above.



                        	MANAGEMENT OF THE FUND

	The Fund was organized as a Delaware business trust. Under Delaware law the Fund's Board of Trustees is responsible for establishing Fund policies and for overseeing the management of the Fund.

	Each of the Trustees and officers of the Fund is also a Trustee and officer of the Trust. The Trustees of the Fund, including all of the disinterested Trustees, have adopted written procedures to monitor potential conflicts of interest that might develop between the Feeder Portfolios and the Trust. Information as to the Trustees and Officers of the Fund and the Trust is set forth in the Statement of Additional Information under "Trustees and Officers."

	Investment Management Agreement. Kiewit Investment Management Corp. (the "Manager"), 1000 Kiewit Plaza, Omaha, NE 68131-3344, serves as the investment manager to each Series of the Trust. The Manager, organized in 1994, is an indirect wholly-owned subsidiary of Peter Kiewit Sons', Inc., a construction, mining and telecommunications company. The Manager provides the Trust with records concerning the Manager's activities which the Trust is required to maintain and renders regular reports to the Trust's officers and the Board of Trustees. The Manager also selects brokers and dealers to effect securities transactions. Under the investment management agreement between the Manager and the Trust on behalf of each Series, the monthly fees of the Series are at the following annual rates of their average monthly net assets: Kiewit Money Market Series .20%; Kiewit Government Money Market Series
 .20%; and Kiewit Short-Term Government Series .30%.

	Mr. P. Greggory Williams manages the investments of the Kiewit Short-Term Government Series. Mr. Williams is a Vice President of the Manager, Chief Financial Officer, and a Vice President of the Fund, and a Chartered Financial Analyst. From June 1983 to December 1986, he served as Assistant Vice President-Investments at Mutual of Omaha Fund Management Company. His duties included managing three investment companies. From December 1986 to November 1990,
Mr. Williams served as Senior Vice President and Chief Investment Officer of Jefferson National Life Insurance Company in
Indianapolis, Indiana. From June 1991 to August 1994, Mr. Williams was Vice President-Investments and Treasurer of Shenandoah Life Insurance Company of Roanoke, Virginia.

	Brian J. Mosher manages the Kiewit Money Market Series and Kiewit Government Money Market Series. Mr. Mosher is a Vice President of the Manager, a Vice President of the Fund, and a Chartered Financial Analyst. From April 1984 to March 1989, he was Vice President and Trust Officer of The Provident Bancorporation of Cincinnati, Ohio. From March 1989 to December 1994, Mr. Mosher served as Investment Manager of Meridian Mutual Insurance Company in Indianapolis, Indiana.

	The Fund has entered into an Administrative Services Agreement with the Manager, on behalf of each Feeder Portfolio. Pursuant to this agreement, the Manager performs various services, including: supervision of the services provided by the Portfolio's custodian and transfer and dividend disbursing agent and others who provide services to the Fund for the benefit of the Portfolio; providing shareholders with information about the Portfolio and their investments as they or the Fund may request; assisting the Portfolio in conducting meetings of shareholders; furnishing information as the Board of Trustees may require regarding the corresponding Series; and any other administrative services for the benefit of the Portfolio as the Board of Trustees may reasonably request. For its services, each Feeder Portfolio pays the Manager a monthly fee equal to one-twelfth of .02% of the Portfolio's average net assets.

	Administration and Accounting Services Agreements. Under separate Administration Agreements and Accounting Services Agreements with the Trust and the Fund, Rodney Square Management Corporation ("Rodney Square"), 1100 North Market Street, Wilmington, Delaware 19890, serves, respectively, as Administrator and Accounting Services Agent for the Trust and the Fund. In these joint capacities, Rodney Square manages and administers all regular day-to-day operations (other than management of the Trust's investments) of each of the Trust's various Series and each of the Fund's various Portfolios, subject to the supervision of the Trust's and the Fund's respective Boards of Trustees. Pursuant to its respective agreements with Rodney Square, the Trust has agreed to pay Rodney Square, on behalf of each Trust Series, the Series' proportionate share of a complex-wide annual: (a) administration services charge of 0.015% of the Trust's aggregate total assets in excess of $125 million; and (b) accounting services charge of 0.015% of the Trust's aggregate total assets in excess of $100 million. Pursuant to its respective agreements with the Fund, Rodney Square receives from the Fund, on behalf of each Fund Portfolio, separate annual administration and accounting services fees of 0.02% of that portion of the Portfolio's total assets attributable to S Class Fund Shares. The foregoing Rodney Square annual asset-based fees are determined on an average daily total asset basis, and are subject to prescribed fixed minimums.

	Transfer Agency Agreement. Rodney Square serves as Transfer Agent and Dividend Paying Agent for each Portfolio of the Fund pursuant to a Transfer Agency Agreement with the Fund.

	 Investment Management Expenses. The Fund and the Trust each bears all of its own costs and expenses, including: services of its independent accountants, legal counsel, brokerage fees, commissions and transfer taxes in connection with the acquisition and disposition of portfolio securities, taxes, insurance premiums, costs incidental to meetings of its shareholders and directors or trustees, the cost of filing its registration statements under the federal securities laws and the cost of any notice filings required under state securities laws, reports to shareholders, and transfer and dividend disbursing agency, administrative services and custodian fees. Expenses allocable to a particular Portfolio or Series are so allocated, and expenses which are not allocable to a particular Portfolio or Series are borne by each Portfolio or Series on the basis of the fees paid by the Fund or Trust.

                           	DISTRIBUTION PLAN

	The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plan"), whereby it may reimburse Rodney Square Distributors, Inc. (the "Distributor") or others for expenses actually incurred by the Distributor or others in the promotion and distribution of the Fund's S Class Shares. These expenses include, but are not limited to, the printing of prospectuses and reports used for sales purposes, the preparation of sales literature and related expenses, advertisements, and other distribution-related expenses, including payments to securities dealer and others participating in the sale and servicing of S Class Shares. The maximum amount which the Fund may pay to the Distributor and others (and which the Distributor may re-allow to securities dealers and others participating in the sale of shares) for such distribution expenses is 0.25% per annum of average daily net assets of a Portfolio's S Class payable on a monthly basis. All expenses of distribution and marketing in excess of 0.25% per annum will be borne by the Advisor. The 12b-1 Plan also covers any payments made by the Fund, the Manager, the Distributor, or other parties on behalf of the Fund, the Advisor, the Manager, or the Distributor, to the extent such payments are deemed to be for the financing of any activity primarily intended to result in the sale of S Class Shares issued by the Fund within the context of Rule 12b-1.

            	DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES

	The Portfolios seek to achieve their investment objectives by investing all of their investable assets in a corresponding Series of shares of Trust. Each Series is classified as a partnership for U.S. federal income tax purposes. A Portfolio is allocated its proportionate share of the income and realized and unrealized gains and losses of its corresponding Series.

	Each Portfolio of the Fund is treated as a separate entity for federal income tax purposes. Each Portfolio intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As such, each Portfolio will not be subject to federal income tax, or to any excise tax, to the extent its earnings are distributed as provided in the Code and by satisfying certain other requirements relating to the sources of its income and diversification of its assets.

	Dividends paid by a Portfolio with respect to its K Class Shares and S Class Shares are calculated in the same manner and at the same time. Both K Class and S Class Shares of a Portfolio will share proportionally in the investment income and expenses of the Portfolio, except that the per share dividends of S Class Shares will ordinarily be lower than the per share dividends of K Class Shares as a result of the distribution expenses charged to S Class Shares.

	Dividends consisting of substantially all of the ordinary income of each Portfolio, except the Kiewit Equity Portfolio, are declared daily and are payable to shareholders of record at the time of declaration. Such dividends are paid on the first business day of each month. Net capital gains distributions, if any, will be made annually. The Fund's policy is to distribute substantially all net investment income from the Kiewit Equity Portfolio, together with any net realized capital gains annually.

	Shareholders of the Fund will automatically receive all income dividends and capital gains distributions in additional shares of the Portfolio whose shares they hold at net asset value (as of the business date following the dividend record date), unless as to each Portfolio, upon written notice to the Fund's Transfer Agent, Rodney Square, the shareholder selects one of the following options: (i) Income Option -- to receive income dividends in cash and capital gains distributions in additional shares at net asset value; (ii) Capital Gains Option -- to receive capital gains distributions in cash and income dividends in additional shares at net asset value; or (iii) Cash Option -- to receive both income dividends and capital gains distributions in cash.

	Distributions paid by a Portfolio from long-term capital gains (which are allocated from a Series), whether received in cash or in additional shares, are taxable to investors as long-term capital gains, regardless of the length of time an investor has owned shares in the Portfolio. The Portfolios (through the operation of the Series) do not seek to realize any particular amount of capital gains during a year; rather, realized gains are a byproduct of management activities. Consequently, capital gains distributions may be expected to vary considerably from year to year. Also, if purchases of shares in a Portfolio are made shortly before the record date for a capital gains distribution or a dividend, a portion of the investment will be returned as a taxable distribution.

	Dividends which are declared in October, November or December to shareholders of record in such a month but which, for operational reasons, may not be paid to the shareholder until the following January, will be treated for tax purposes as if paid by a Portfolio and received by the shareholder on December 31 of the calendar year in which they are declared.

	A sale or redemption of shares of a Portfolio is a taxable event and may result in a capital gain or loss to shareholders subject to tax. Any loss incurred on sale or exchange of a Portfolio's shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends received with respect to such shares.

	The Portfolios may be required to report to the Internal Revenue Service ("IRS") any taxable dividend or other reportable payment (including share redemption proceeds) and withhold 31% of any such payments made to shareholders who have not provided a correct taxpayer identification number and made certain required certifications. A shareholder may also be subject to backup withholding if the IRS or a broker notifies the Fund that the number furnished by the shareholder is incorrect or that the shareholder is subject to backup withholding for previous under-reporting of interest or dividend income.

	Shareholders of the Portfolios who are not U.S. persons for purposes of federal income taxation, should consult with their financial or tax advisors regarding the applicability of U.S. withholding and other taxes to distributions received by them from the Portfolios and the application of foreign tax laws to these distributions. Shareholders should also consult their tax advisors with respect to the applicability of any state and local intangible property or income taxes to their shares of the Portfolios and distributions and redemption proceeds received from the Portfolios. Shareholders who hold shares of a Portfolio in an employer-sponsored 401(k) or profit sharing plan, or other tax-advantaged plan, such as an IRA, should read their plan documents with respect to options available for receipt of dividends and federal tax treatment of transactions involving such shares.

	The tax discussion set forth above is included for general information only. Prospective investors should consult their own tax advisers concerning the federal, state, local or foreign tax consequences of an investment in a Portfolio.


                           	PURCHASE OF SHARES

	After you open an account with the Fund, you may purchase S Class Shares by (a) writing to the Fund and enclosing your check as payment or (b) by calling (800) 2KIEWIT to arrange for payment by wire transfer.

	To Open an Account. Send a completed application form by regular mail to Kiewit Mutual Fund, c/o Rodney Square, P.O. Box 8987, Wilmington, DE 19899, or by express mail to Kiewit Mutual Fund, c/o Rodney Square, 1105 N. Market Street, Wilmington, DE 19801. You may request an application form by calling (800) 2KIEWIT.

	To Purchase by Mail. Your initial purchase may be indicated on your application. For additional purchases, you may send the Fund a simple letter or use order forms supplied by the Fund.
Please enclose your check drawn on a U.S. bank payable to "Kiewit Mutual Fund." Please indicate the amount to be invested in each Portfolio and your Portfolio account number.

	To Purchase by Wire Transfer: Please call the Fund at (800) 2KIEWIT to make specific arrangements before each wire transfer. Then, instruct your bank to wire federal funds to Rodney Square Management Corporation, c/o Wilmington Trust Company, Wilmington,
DE -- ABA #0311-0009-2, attention: Kiewit Mutual Fund, DDA# 2648-0337, further credit -- your account number, the desired Portfolio and class of shares and your name.

	Minimum Initial Investment. The minimum initial investment is $10,000, but subsequent investments may be made in any amount.

	Purchase Price and Timing. S Class Shares of each Portfolio are offered at their net asset value next determined after a purchase order is received and accepted. Purchase orders received by and accepted before the close of regular trading on the New York Stock Exchange ("NYSE"), usually 4:00 p.m. Eastern time, on any Business Day of the Fund will be priced at the net asset value per share that is determined as of the close of regular trading on the NYSE. However, purchase orders for shares of the Kiewit Money Market Portfolio and the Kiewit Government Money Market Portfolio received and accepted before 2:00 p.m., Eastern time, on any Business Day of the Fund will be priced at the net asset value per share that is determined at 2:00 p.m., Eastern time. (See "Valuation Of Shares.") Purchase orders received and accepted after those daily deadlines will be priced as of the deadline on the following Business Day of the Fund. A "Business Day of the Fund" is any day on which the NYSE and Federal Reserve Bank are open for business. The Fund and RSD each reserves the right to reject any purchase order and may suspend the offering of shares of any Portfolio for a period of time.

	In Kind Purchases. If accepted by the Fund, S Class Shares of each Portfolio may be purchased in exchange for securities which are eligible for acquisition by the Portfolio and its corresponding Series of the Trust as described in the Statement of Additional
Information. Please contact Rodney Square about this purchase method.

                         	SHAREHOLDER ACCOUNTS

	Shareholder Inquiries. Shareholder inquiries may be made by writing the Fund at 1100 North Market Street, Wilmington, DE 19890 or calling (800) 2KIEWIT.

	Shareholder Statements. The Fund will mail a statement at least quarterly showing all purchases, redemptions and balances in each Portfolio. Shareholdings are expressed in terms of full and fractional shares of each Portfolio rounded to the nearest 1/1000th of a share. In the interest of economy and convenience, the Portfolios do not issue share certificates.

	Individual Retirement Accounts. Shares of the Portfolios may be purchased for a tax-deferred retirement plan such as an individual retirement account ("IRA"). For an IRA Application, call Rodney Square at (800) 2KIEWIT. Wilmington Trust Company ("WTC") provides IRA custodial services for each shareholder account that is established as an IRA. For these services, WTC receives an annual fee of $10.00 per account, which fee is paid directly to WTC by the IRA shareholder. If the fee is not paid by the date due, Portfolio shares owned by the IRA shareholder will be redeemed automatically for purposes of making the payment.

	Non-Individual Accounts. Corporations, partnerships, fiduciaries and other non-individual investors may be required to furnish certain additional documentation to make purchases, exchanges and redemptions.

	Minimum Account Size. Due to the relatively high cost of maintaining small shareholder accounts, the Fund reserves the right to automatically close any account with a current value of less than $5,000 by involuntarily redeeming all shares in the account and mailing the proceeds to the shareholder. Shareholders will be notified if their account value is less than $5,000 and will be allowed 60 days in which to increase their account balance to $5,000 or more to prevent the account from being closed.
Reductions in value that result solely from market activity will not trigger an involuntary redemption.

                          	VALUATION OF SHARES

	The net asset values per share of each Portfolio's S Class Shares and shares of each corresponding Series are calculated by dividing the total market value of the corresponding Series' investments and other assets, less any liabilities, by the total outstanding shares of the stock of the Portfolio or Series. The value of the shares of each Series will fluctuate in relation to its own investment experience. The value of the shares of the Feeder Portfolios will fluctuate in relation to the investment experience of the Trust Series in which such Portfolios invest. On each Business Day of the Fund, net asset value is determined as of the close of business of the NYSE, usually 4:00 p.m. Eastern time; except for the Kiewit Money Market Portfolio and Kiewit Government Money Market Portfolio, which is determined at 2:00 p.m., Eastern time. Securities held by the Series which are listed on a securities exchange and for which market quotations are available are valued at the last quoted sale price of the day or, if there is no such reported sale, at the mean between the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. The value of other assets and securities for which no quotations are readily available (including restricted securities) are determined in good faith at fair value in accordance with procedures adopted by the Board of Trustees.

	Money market instruments with a maturity of more than 60 days are valued at current market value, as discussed above. Money market instruments with a maturity of 60 days or less are valued at their amortized cost, which the Board of Trustees has determined in good faith constitutes fair value for purposes of complying with the 1940 Act. This valuation method will continue to be used until such time as the Trustees determine that it does not constitute fair value for such purposes.

	The net asset value of the shares of each Portfolio, except the Kiewit Money Market Portfolio and the Kiewit Government Money Market Portfolio, will fluctuate in relation to its own investment experience. The Kiewit Money Market Portfolio and Kiewit Government Money Market Portfolio will attempt to maintain a stable net asset value of $1.00 per share.

	The offering price of shares of each Portfolio is the net asset value next determined after the purchase order is received and accepted; no sales charge or reimbursement fee is imposed.

                        	EXCHANGE OF SHARES

	You may exchange all or a portion of your S Class Shares in a Portfolio for S Class Shares of any other Portfolio of the Fund that currently offers its shares to investors. A redemption of shares through an exchange will be effected at the net asset value per share next determined after receipt by the Fund of the request, and a purchase of shares through an exchange will be effected at the net asset value per share next determined.

	Exchange transactions will be subject to the minimum initial investment and other requirements of the Portfolio into which the exchange is made. An exchange may not be made if the exchange would leave a balance in a shareholder's Portfolio account of less than $5,000.

	To obtain more information about exchanges, or to place exchange orders, contact the Fund. The Fund, on behalf of the Portfolios, reserves the right to terminate or modify the exchange offer described here. This exchange offer is valid only in those jurisdictions where the sale of the Portfolio's shares to be acquired through such exchange may be legally made.

                       	REDEMPTION OF SHARES

	You may redeem S Class Shares by mailing instructions to the Fund or calling the Fund at (800) 2KIEWIT. The Fund will promptly mail you a check or wire transfer funds to your bank, as described below.

	To Redeem By Mail: You may send written instructions, with signature guarantees, by regular mail to: Kiewit Mutual Fund, c/o Rodney Square Management Corporation, P.O. Box 8987, Wilmington, DE 19899-9752, or by express mail to Kiewit Mutual Fund, c/o Rodney Square Management Corporation, 1105 N. Market Street, Wilmington, DE 19801. The instructions should indicate the Portfolio from which shares are to be redeemed, the number of shares or dollar amount to be redeemed, the Portfolio account number and the name of the person in whose name the account is registered. A signature and a signature guarantee are required for each person in whose name the account is registered. A signature may be guaranteed by an eligible institution acceptable to the Fund, such as a bank, broker, dealer, municipal securities dealer, government securities dealer, credit union, national securities exchange, registered securities association, clearing agency, or savings association.

	To Redeem By Telephone: If you want to redeem your shares by telephone you must elect to do so by checking the appropriate box of your initial Application or by calling the Fund at (800) 2KIEWIT to obtain a separate application for telephone redemptions. In order to redeem by telephone, you must call the Fund Monday through Friday during normal business hours of 9 a.m. to 4 p.m., Eastern time, and indicate your name, Kiewit Mutual Fund, the Portfolio's name, your Portfolio account number and the number of shares you wish to redeem. The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine and will not be liable for any losses to a shareholder due to unauthorized or fraudulent telephone transactions. If the Fund, the Manager, the Transfer Agent or any of their employees fails to abide by their procedures, the Fund may be liable to a shareholder for losses he/she suffers from any resulting unauthorized transactions. During times of drastic economic or market changes, the telephone redemption privilege may be difficult to implement.
In the event that you are unable to reach the Fund by telephone, you may make a redemption request by mail.

	Additional Redemption Information. You may redeem all or any part of the value of your account on any Business Day. Redemptions are made at the net asset value next calculated after the Fund has received and accepted your redemption request. (See "Valuation Of Shares.") The Fund imposes no fee when shares are redeemed.

	Redemption checks are mailed on the next Business Day of the Fund following acceptance of redemption instructions but in no event later than 7 days following such receipt and acceptance. Amounts redeemed by wire from each Portfolio, except the Kiewit Money Market Portfolio and the Kiewit Government Money Market Portfolio, are normally wired on the next business day after acceptance of redemption instructions (if received by Rodney Square before the close of regular trading on the NYSE or 2:00 p.m.
Eastern time, for the Kiewit Money Market Portfolio and the Kiewit Government Money Market Portfolio). In no event are redemption proceeds wired later than 7 days following such receipt and acceptance. If the shares to be redeemed were purchased by check, the Fund reserves the right not to make the redemption proceeds available until it has reasonable grounds to believe that the check has been collected (which could take up to 10 days).

	Redemption proceeds exceeding $10,000 may be wired to your predesignated bank account in any commercial bank in the United States. The receiving bank may charge a fee for this service. Alternatively, proceeds may be mailed to your bank or, for amounts of less than $10,000, mailed to your Portfolio account address of record if the address has been established for a minimum of 60 days. In order to authorize the Fund to mail redemption proceeds to your Portfolio account address of record, complete the appropriate section of the application for telephone redemptions or include your Portfolio account address of record when you submit written instructions. You may change the account which you have designated to receive amounts redeemed at any time. Any request to change the account designated to receive redemption proceeds should be accompanied by a guarantee of the shareholder's signature by an eligible institution. A signature and a signature guarantee are required for each person in whose name the account is registered. Further documentation will be required to change the designated account when shares are held by a corporation, partnership, fiduciary or other non-individual investor.

	For more information on redemption services, call the Fund at
(800) 2KIEWIT.

	Redemption Policies. Redemption payments in cash will ordinarily be made within seven days after receipt of the redemption request in good form. However, the right of redemption may be suspended or the date of payment postponed in accordance with the 1940 Act. The amount received upon redemption may be more or less than the amount paid for the shares depending upon the fluctuations in the market value of the assets owned by the Portfolio. If the Board of Trustees determines that it would be detrimental to the best interests of the remaining shareholders of any Portfolio to make a particular payment in cash, the Fund may pay all or part of the redemption price by distributing portfolio securities from the Portfolio of the shares being redeemed in accordance with Rule 18f-1 under the 1940 Act. Investors may incur brokerage charges and other transaction costs selling securities that were received in payment of redemptions.

                         	PERFORMANCE INFORMATION

	From time to time, performance information, such as yield or total return for a Portfolio, may be quoted in advertisements or in communications to shareholders. Performance quotations represent past performance and should not be considered as representative of future results. The current yield will be calculated by dividing the net investment income earned per share during the period stated in the advertisement (based on the average daily number of shares entitled to receive dividends outstanding during the period) by the closing net asset value per share on the last day of the period and annualizing the result on a semi-annual compounded basis. A Portfolio's total return may be calculated on an annualized and aggregate basis for various periods (which periods will be stated in the advertisement). Average annual return reflects the average percentage change per year in value of an investment in a Portfolio. Aggregate total return reflects the total percentage change in value of an investment in the Portfolio over the stated period.

	The principal value of an investment in a Portfolio will fluctuate so that an investor's shares when redeemed, may be worth more or less than the investor's original cost. Performance will be calculated separately for K Class and S Class Shares. The K Class Shares have different expenses from the S Class Shares which may affect performance.

	Further information about the performance of each Portfolio and Class is included in the Fund's Annual Report to Shareholders which may be obtained without charge by contacting the Fund at
(800) 2KIEWIT.

                         	GENERAL INFORMATION

	The Fund, formerly named "Kiewit Institutional Fund", issues two separate classes of shares of beneficial interest for each Portfolio with a par value of $.01 per share. The shares of each Portfolio, when issued and paid for in accordance with the Fund's prospectus, will be fully paid and non-assessable shares, with equal, non-cumulative voting rights and no preferences as to conversion, exchange, dividends, redemption or any other feature.

	The separate classes of shares each represent interests in the same portfolio of investments, have the same rights and are identical in all respects, except that the S Class Shares bear distribution plan expenses, and have exclusive voting rights with respect to the Rule 12b-1 Distribution Plan pursuant to which the distribution fee may be paid. The two classes have different exchange privileges. See "Exchange Of Shares." The net income attributable to S Class Shares and the dividends payable on S Class Shares will be reduced by the amount of the distribution fees; accordingly, the net asset value of the S Class Shares will be reduced by such amount to the extent the Portfolio has undistributed net income.

	Shareholders shall have the right to vote only (i) for removal of Trustees, (ii) with respect to such additional matters relating to the Fund as may be required by the applicable provisions of the 1940 Act, including Section 16(a) thereof, and (iii) on such other matters as the Trustees may consider necessary or desirable. In addition, the shareholders of each Portfolio will be asked to vote on any proposal to change a fundamental investment policy (i.e. a policy that may be changed only with the approval of shareholders) of that Portfolio. All shares of the Fund entitled to vote on a matter shall vote without differentiation between the separate Portfolios on a one-vote-per-share basis; provided however, if a matter to be voted on does not affect the interests of all Portfolios, then only the shareholders of each affected Portfolio shall be entitled to vote on the matter. If liquidation of the Fund should occur, shareholders would be entitled to receive on a per Portfolio basis the assets of the particular Portfolio whose shares they own, as well as a proportionate share of Fund assets not attributable to any particular Portfolio then in existence. Ordinarily, the Fund does not intend to hold annual meetings of shareholders, except as required by the 1940 Act or other applicable law. The Fund's by-laws provide that meetings of shareholders shall be called for the purpose of voting upon the question of removal of one or more Trustees upon the written request of the holders of not less than 10% of the outstanding shares.

	Kiewit Investment Trust was organized as a Delaware business trust on January 23, 1997. The Trust offers shares of its Series only to institutional investors in private offerings. The Fund may withdraw the investment of a Feeder Portfolio in a Series of the Trust at any time, if the Board of Trustees of the Fund determines that it is in the best interests of the Portfolio to do so. Upon any such withdrawal, the Board of Trustees of the Fund would consider what action might be taken, including the investment of all of the assets of the Portfolio in another pooled investment entity having the same investment objective as the Portfolio or the hiring of an investment advisor to manage the Portfolio's assets in accordance with the investment policies described above.

	Whenever a Feeder Portfolio, as an investor in its corresponding Trust Series, is asked to vote on a shareholder proposal, the Fund will hold a special meeting of the Feeder Portfolio's shareholders to solicit their votes with respect to the proposal. The Trustees of the Fund will then vote the Feeder Portfolio's shares in the Series in accordance with the voting instructions received from the Feeder Portfolio's shareholders.
The Trustees of the Fund will vote shares of the Feeder Portfolio for which they receive no voting instructions in accordance with their best judgment.

	Peter Kiewit Sons', Inc., a Delaware corporation with principal offices at 1000 Kiewit Plaza, Omaha, NE 68131, is the direct or indirect parent of shareholders of more than 25% of the voting securities of each Portfolio and therefore may be deemed to control each Portfolio.


                   	APPENDIX - DESCRIPTION OF RATINGS


Description of Bond Ratings - Moody's Investors Services, Inc.
("Moody's") description of its bond ratings are:


Aaa--Bonds which are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there maybe other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa--Bonds which are rated Baa are considered as medium grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba--Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa--Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca--Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other market shortcomings.

C--Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's also supplies numerical indicators 1, 2 and 3 to rating categories. The modifier 1 indicates that the security is in the higher end of its rating category; the modifier 2 indicates a mid-range ranking; and 3 indicates a ranking toward the lower end of the category.



Standard & Poor's Ratings Group's ("S&P") description of its bond ratings are:


AAA--The highest degree of safety with overwhelming repayment capacity.

AA--Very high degree of safety with very strong capacity for repayment. These issues differ from higher rated issues only in a small degree.

A--A strong degree of safety and capacity for repayment, but these issues are somewhat more susceptible in the long term to adverse economic conditions than those rated in higher categories.

BBB--A satisfactory degree of safety and capacity for repayment, but these issues are more vulnerable to adverse economic conditions or changing circumstances than higher-rated issues.

BB--This designation reflects less near-term vulnerability to default than other speculative issues. However, the issues face major ongoing uncertainties or exposures to adverse economic or financial conditions threatening capacity to meet interest and principal payments on a timely basis.

B--This designation indicates that the issues have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity to pay interest and repay principal.

CCC--Issues rated CCC have currently identifiable vulnerability to default, and are dependent upon favorable business, financial, and economic conditions to meet timely interest and principal repayments. Adverse business, financial, or economic developments would render repayment capacity unlikely.

S&P applies indicators "+," no character, and "-" to its rating categories. The indicators show relative standing within the major rating categories.

Description of Commercial Paper Ratings

The rating A-1 is the highest commercial paper rating assigned by S&P. Commercial paper rated A-1 has the following characteristics:
(1) liquidity ratios are adequate to meet cash requirements; (2) long-term senior debt is rated "A" or better; (3) the issuer has access to at least two additional channels of borrowing; (4) basic earnings and cash flow have an upward trend with allowance made for unusual circumstances; (5) typically, the issuer's industry is well established and the issuer has a strong position within the industry; and (6) the reliability and quality of management are unquestioned. The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and the appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

KIEWIT MUTUAL FUND
1000 Kiewit Plaza
Omaha, NE  68131-3344
Telephone:  (800) 2KIEWIT

Investment Advisor
KIEWIT INVESTMENT MANAGEMENT CORP.
1000 Kiewit Plaza
Omaha, NE  68131-3344

Custodian
WILMINGTON TRUST COMPANY
Rodney Square North, 1100 N. Market Street
Wilmington, DE  19890-0001

Administrator and Transfer Agent
RODNEY SQUARE MANAGEMENT CORPORATION
Rodney Square North, 1100 N. Market Street
Wilmington, DE  19890-0001

Distributor
RODNEY SQUARE DISTRIBUTORS, INC.
Rodney Square North, 1100 N. Market Street
Wilmington, DE  19890-00014